Supplement dated October 20, 2009
to the

VAN KAMPEN LIFE INVESTMENT TRUST
on behalf of its Portfolios,
Van Kampen Comstock Portfolio
Van Kampen Capital Growth Portfolio
Van Kampen Government Portfolio
Van Kampen Growth and Income Portfolio
Van Kampen Money Market Portfolio,
as previously supplemented on August 25, 2009
and April 30, 2009
to the
Class I Shares Prospectus
dated April 30, 2009
and
Class II Shares Prospectus
dated April 30, 2009

VAN KAMPEN LIFE INVESTMENT TRUST
on behalf of its Portfolios,
Van Kampen Mid Cap Growth Portfolio
to the
Class II Shares Prospectus
dated April 30, 2009

Van Kampen Global Tactical Asset Allocation Portfolio,
as previously supplemented on August 7, 2009
to the
Class I Shares Prospectus
dated January 5, 2009
and
Class II Shares Prospectus
dated January 5, 2009

On October 19, 2009, Morgan Stanley & Co. Incorporated (“Morgan Stanley”), the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (“Transaction”) includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.

Under the Investment Company Act of 1940, the closing of the Transaction will cause each Portfolio’s current investment advisory agreement with Van Kampen Asset Management, a subsidiary of Van Kampen Investments Inc., to terminate. In connection with the Transaction, it is expected that each Portfolio’s Board of Trustees (together the “Boards”) will be asked to consider and approve changes to each Portfolio, such as approval of a new investment advisory agreement with affiliate(s) of Invesco. In addition, the Boards may be asked to consider and approve changes related to each Portfolio’s current service providers, governing documents and agreements that conform each Portfolio to Invesco’s service model for investment management. If approved by the Boards, matters will be submitted to the shareholders of such Portfolio for their approval.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LITMULTISPT 10/09